Stock Repurchase Program	12 Months Ended
Dec. 31, 2011
Stock Repurchase Program
21.	Stock Repurchase Program

On February 21, 2009, the Company’s Board of Directors approved a share repurchase program authorizing the Company to acquire up to $10,000 worth of the Company’s outstanding American Depositary Shares (“ADS”) within the next 12 months.

In March 2009, 2,800 shares were repurchased for a total consideration of $13 from the open market under this program. The repurchased shares, represented in the form of ADSs, and were to be used for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares.

On March 21, 2011, the Company announced the authorization of a stock repurchase program, under which the Company may, from time to time for a period of twelve months, depending on market conditions, share price and other factors, make one or more purchases, on the open market or in privately negotiated transactions, of up to $40,000 in aggregate value of the Company’s outstanding ADS. As of December 31, 2011, the Company repurchased 2,394,573 ordinary shares at a total cost (including purchase consideration paid to shareholders and commission paid to brokers) of $34,791 pursuant to this repurchase program. This share repurchase program expired on March 20, 2012.

All ordinary shares repurchased by the Company in 2011 have become its treasury stock.